Unconsolidated Joint Ventures (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of investment
Gain (loss) from change in control of investment properties	$ (1,400)	$ 5,018
Cash received	499	11,886
Orchard Crossing
Estimated fair values of the assets acquired and liabilities assumed at the date of acquisition
Investment properties	19,800
Other assets	299
Total assets acquired	20,099
Mortgages payable	14,800
Other liabilities	294
Net assets acquired	5,005
Summary of investment
Investments in and advances to unconsolidated joint ventures prior to change in control transaction	6,597
Investments in and advances to unconsolidated joint ventures activity	282
Gain (loss) from change in control of investment properties	(1,400)
Cash received	(499)
Closing credits	25
Net assets acquired	5,005
Algonquin Commons Algonquin, IL.
Estimated fair values of the assets acquired and liabilities assumed at the date of acquisition
Investment properties		102,103
Other assets		1,642
Total assets acquired		103,745
Mortgages payable		91,035
Other liabilities		2,610
Net assets acquired		10,100
Summary of investment
Investments in and advances to unconsolidated joint ventures prior to change in control transaction		16,864
Gain (loss) from change in control of investment properties		5,122
Cash received		(11,886)
Net assets acquired		$ 10,100